Note 15 - Commitments - Total Future Capital Lease Obligations (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
2017		$ 837,811
2018	$ 283,864	143,796
Sub-Total	667,905	981,607
Less: Interest expense	51,844	31,895
Total capital lease obligations	616,061	949,712
Current	411,309	791,009	$ 992,690
Long-Term	$ 204,752	$ 158,703	$ 932,826